Janus Henderson Global Technology and Innovation Fund

Schedule of Investments (unaudited)

June 30, 2021

Shares or Principal Amounts		Value
Common Stocks– 98.7%
Aerospace & Defense – 0.3%
Axon Enterprise Inc*	103,374	$18,276,523
Capital Markets – 0.1%
Capitol Investment Corp V - Class A*	1,052,472	10,493,146
Diversified Consumer Services – 0.2%
Courser Inc*	311,509	12,323,296
Diversified Financial Services – 0.9%
Altimeter Growth Corp - Class A*,#	1,687,095	19,739,011
Dragoneer Growth Opportunities Corp*,£	2	21
Dragoneer Growth Opportunities Corp - Class A*,£	4,508,711	44,906,762
		64,645,794
Entertainment – 1.6%
Bilibili Inc - Class Z*	147,369	18,145,666
Netflix Inc*	60,096	31,743,308
Sea Ltd (ADR)*	210,937	57,923,300
		107,812,274
Equity Real Estate Investment Trusts (REITs) – 1.2%
Equinix Inc	106,848	85,756,205
Information Technology Services – 13.9%
Adyen NV (144A)*	12,760	31,171,949
Marqeta Inc - Class A*	839,105	23,553,677
Mastercard Inc	862,263	314,803,599
Shopify Inc*	33,329	48,693,002
Snowflake Inc - Class A*	224,347	54,247,105
Twilio Inc*	247,834	97,686,249
Visa Inc	1,149,890	268,867,280
Wix.com Ltd*	406,494	117,997,078
		957,019,939
Interactive Media & Services – 13.1%
Alphabet Inc - Class C*	97,693	244,849,920
Facebook Inc*	1,038,215	360,997,738
Match Group Inc*	385,356	62,138,655
Snap Inc*	1,227,237	83,623,929
Tencent Holdings Ltd	1,501,200	112,917,247
Thinkific Labs Inc*	402,610	5,827,677
Twitter Inc*	401,884	27,653,638
		898,008,804
Internet & Direct Marketing Retail – 9.3%
Amazon.com Inc*	97,349	334,896,136
Booking Holdings Inc*	18,410	40,282,737
Coupang Inc*,#	1,038,446	43,427,812
DoorDash Inc - Class A*	143,507	25,591,603
Global-E Online Ltd*	722,300	41,228,884
Meituan Dianping (144A)*	2,222,700	91,723,842
MercadoLibre Inc*	40,001	62,313,158
		639,464,172
Leisure Products – 0.4%
Peloton Interactive Inc - Class A*	243,877	30,245,626
Professional Services – 1.4%
CoStar Group Inc*	1,168,350	96,762,747
Road & Rail – 1.7%
Full Truck Alliance Co (ADR)*,#	2,499,999	50,949,980
Uber Technologies Inc*	1,284,605	64,384,403
		115,334,383
Semiconductor & Semiconductor Equipment – 23.4%
Advanced Micro Devices Inc*	326,932	30,708,723
Analog Devices Inc	318,811	54,886,502
ASML Holding NV	450,476	309,450,228
KLA Corp	277,069	89,828,540
Lam Research Corp	266,664	173,518,265
Marvell Technology Inc	463,022	27,008,073
Microchip Technology Inc	224,222	33,575,002
NVIDIA Corp	371,609	297,324,361
NXP Semiconductors NV	289,077	59,468,920
Taiwan Semiconductor Manufacturing Co Ltd	13,779,000	294,275,126
Texas Instruments Inc	1,112,914	214,013,362
Xilinx Inc	150,398	21,753,567
		1,605,810,669

Shares or Principal Amounts		Value
Common Stocks– (continued)
Software – 27.8%
Adobe Inc*	502,689	$294,394,786
Atlassian Corp PLC*	299,333	76,886,674
Autodesk Inc*	321,203	93,759,156
Avalara Inc*	403,100	65,221,580
Cadence Design Systems Inc*	919,865	125,855,929
Ceridian HCM Holding Inc*	606,145	58,141,428
DocuSign Inc*	121,703	34,024,508
Dynatrace Inc*	1,027,346	60,017,553
HubSpot Inc*	20,971	12,220,221
Microsoft Corp	2,407,032	652,064,969
Nice Ltd (ADR)*	147,260	36,440,960
Olo Inc - Class A*	164,884	6,165,013
Paylocity Holding Corp*	34,551	6,592,331
RingCentral Inc*	127,514	37,053,018
SailPoint Technologies Holding Inc*	449,389	22,950,296
Tuya Inc (ADR)*	426,069	10,438,690
Tyler Technologies Inc*	79,658	36,034,889
Unity Software Inc*	127,344	13,986,192
Workday Inc*	571,825	136,517,500
Zendesk Inc*	910,366	131,402,228
		1,910,167,921
Technology Hardware, Storage & Peripherals – 3.4%
Apple Inc	1,684,172	230,664,197
Total Common Stocks (cost $3,701,747,998)		6,782,785,696
Private Investment in Public Equity (PIPES)– 0.7%
Diversified Financial Services – 0.7%
Altimeter Growth Corp*,§	3,269,751	38,256,087
Dragoneer Growth Opportunities Corp*,£,§	887,637	8,840,865
Total Private Investment in Public Equity (PIPES) (cost $41,573,880)		47,096,952
Preferred Stocks– 0.2%
Professional Services – 0.2%
Apartment List Inc PP*,¢,§	3,783,673	13,821,757
Software – 0%
Magic Leap Inc PP - Series D*,¢,§	339,269	0
Total Preferred Stocks (cost $22,982,021)		13,821,757
Warrants– 0.1%
Diversified Financial Services – 0.1%
Altimeter Growth Corp, expires 9/30/25*	337,419	1,076,367
Dragoneer Growth Opportunities Corp, expires 8/14/25*,£	912,131	1,833,383
Total Warrants (cost $2,957,617)		2,909,750
Investment Companies– 1.2%
Money Markets – 1.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº,£((cost $85,371,888)	85,364,081	85,372,617
Investments Purchased with Cash Collateral from Securities Lending– 0.7%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	40,297,627	40,297,627
Time Deposits – 0.1%
Royal Bank of Canada, 0.0500%, 7/1/21	$10,074,407	10,074,407
Total Investments Purchased with Cash Collateral from Securities Lending (cost $50,372,034)		50,372,034
Total Investments (total cost $3,905,005,438) – 101.6%		6,982,358,806
Liabilities, net of Cash, Receivables and Other Assets – (1.6)%		(110,247,422)
Net Assets – 100%		$6,872,111,384

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$5,572,547,533	79.8%
Taiwan	352,198,426	5.0
Netherlands	340,622,177	4.9
China	284,175,425	4.1
Israel	195,666,922	2.8
Australia	76,886,674	1.1
Argentina	62,313,158	0.9
Canada	54,520,679	0.8
South Korea	43,427,812	0.6

Total	$6,982,358,806	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/21
Common Stocks - 0.7%
Diversified Financial Services - 0.7%
Dragoneer Growth Opportunities Corp*	$-	$31,884	$(10,291,612)	$21
Dragoneer Growth Opportunities Corp - Class A*	-	32,262	1,756,512	44,906,762
Private Investment in Public Equity (PIPES) - 0.1%
Diversified Financial Services - 0.1%
Dragoneer Growth Opportunities Corp*,§	-	-	(35,505)	8,840,865
Warrants - 0.0%
Diversified Financial Services - 0.0%
Dragoneer Growth Opportunities Corp, expires 8/14/25*	-	(418)	(125,789)	1,833,383
Investment Companies - 1.2%
Money Markets - 1.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	83,258	76	(3,656)	85,372,617
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	558,604∆	-	-	40,297,627
Total Affiliated Investments - 2.6%	$641,862	$63,804	$(8,700,050)	$181,251,275

(1) For securities that were affiliated for a portion of the period ended June 30, 2021, this column reflects amounts for the entire period ended June 30, 2021 and not just the period in which the security was affiliated.

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 6/30/21
Common Stocks - 0.7%
Diversified Financial Services - 0.7%
Dragoneer Growth Opportunities Corp*	56,032,113	-	(45,772,364)Ð	21
Dragoneer Growth Opportunities Corp - Class A*	-	43,707,047Ð	(589,059)	44,906,762
Private Investment in Public Equity (PIPES) - 0.1%
Diversified Financial Services - 0.1%
Dragoneer Growth Opportunities Corp*,§	-	8,876,370	-	8,840,865
Warrants - 0.0%
Diversified Financial Services - 0.0%
Dragoneer Growth Opportunities Corp, expires 8/14/25*	-	1,961,850	(2,260)	1,833,383
Investment Companies - 1.2%
Money Markets - 1.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	183,716,029	1,006,099,858	(1,104,439,690)	85,372,617
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	8,532,308	368,307,458	(336,542,139)	40,297,627

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2021 is $122,895,791, which represents 1.8% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2021.

#	Loaned security; a portion of the security is on loan at June 30, 2021.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2021 is $13,821,757, which represents 0.2% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Ð	All or a portion is the result of a corporate action.

§				Schedule of Restricted Securities (as of June 30, 2021)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Altimeter Growth Corp	4/30/21	$32,697,510	$38,256,087	0.6%
Apartment List Inc PP	11/2/20	13,821,758	13,821,757	0.2
Dragoneer Growth Opportunities Corp	2/3/21	8,876,370	8,840,865	0.1
Magic Leap Inc PP - Series D	10/5/17	9,160,263	0	0.0
Total		$64,555,901	$60,918,709	0.9%

The Fund has registration rights for certain restricted securities held as of June 30, 2021. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$6,782,785,696	$-	$-
Private Investment in Public Equity (PIPES)	-	47,096,952	-
Preferred Stocks	-	-	13,821,757
Warrants	2,909,750	-	-
Investment Companies	-	85,372,617	-
Investments Purchased with Cash Collateral from Securities Lending	-	50,372,034	-
Total Assets	$6,785,695,446	$182,841,603	$13,821,757

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2021.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70237 08-21